Accounts Receivable - Schedule of Accounts Receivable (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Accounts Receivable [Abstract]
Accounts receivable	$ 485	$ 227,051
Less: allowance for credit losses		(7)	$ (2,443)
Accounts receivable, net	$ 485	$ 227,044